Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Case Numbers as at 31 December 2019	Case Numbers as at 31 December 2018 (note 1)	Change in Number Increase/(Decrease)
US tobacco-related actions
Medical reimbursement cases (note 2)	2	2	No change
Class actions (note 3)	19	20	(1)
Individual smoking and health cases (note 4)	135	111	24
Engle Progeny Cases (note 5)	1,773	2,268	(495)
Broin II Cases (note 6)	1,228	1,406	(178)
Filter Cases (note 7)	51	58	(7)
State Settlement Agreements – Enforcement and Validity (note 8)	4	2	2
Non-US tobacco-related actions
Medical reimbursement cases	18	19	(1)
Class actions (note 9)	13	13	No change
Individual smoking and health cases (note 10)	81	107	(26)

Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2017 through 31 December 2019:

Total number of trials	95
Number of trials resulting in plaintiffs’ verdicts	40**
Total damages awarded in final judgments against RJRT	US$354,430,892 (approximately £267.5 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$116,552,173 (of overall US$354,430,892) (approximately £87.9 million of £267.5 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$237,878,719 (of overall US$354,430,892) (approximately £179.6 million of £267.5 million)

**Of the 40 trials resulting in plaintiffs’ verdicts 1 January 2017 to 31 December 2019 (note 11):

Number of adverse judgments appealed by RJRT	27 (note 12)
Number of adverse judgments, in which RJRT still has time to file an appeal	3
Number of adverse judgments in which an appeal was not, and can no longer be, sought	8

Appeals of individual Engle progeny cases 1 January 2017 to 31 December 2019:

Number of adverse judgments appealed by RJRT	40 (note 13)

40.

The following chart identifies the number of individual cases pending as of 31 December 2019 as against the number pending as of 31 December 2018, along with the number of Engle progeny cases, Broin II cases, and Filter Cases, which are discussed further below.

Case Type	US Case Numbers 31 December 2019	US Case Numbers 31 December 2018	Change in Number Increase/(Decrease)
Individual Smoking and Health Cases (note 14)	135	111	24
Engle Progeny Cases (Number of Plaintiffs) (note 15)	1,773 (2,228)	2,268 (2,841)	(495) (613)
Broin II Cases (note 16)	1,228	1,406	(178)
Filter Cases (note 17)	51	58	(7)

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements

	2017	2018	2019	2020 and thereafter
Settlement expenses	$2,856	$2,741	$2,762
Settlement cash payments	$4,612	$917	$2,918
Projected settlement expenses				$>2,900
Projected settlement cash payments				$>2,600

Summary of Current Status of Litigation Cases
Canadian province	Act pursuant to which Claim was brought	Companies named as Defendants	Current stage
British Columbia	Tobacco Damages and Health Care Costs Recovery Act 2000	Imperial Investments Industries Carreras Rothmans Limited RJR Companies Other former Rothmans Group companies All have been served.

The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries were ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £68.7 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £3 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.

New Brunswick	Tobacco Damages and Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimated a range of damages between CAD $11.1 billion (approximately £6.5 billion) and CAD $23.2 billion (approximately £13.5 billion), including expected future costs. Following a motion to set a trial date, the New Brunswick Court of Queen’s Bench ordered that the trial commence on 4 November 2019. On 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision which requires the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.

Ontario	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in the summer of 2017 and discoveries commenced in the autumn of 2018. On 15 June 2018, the province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £163 billion) – CAD$630 billion (approximately £366.7 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £192 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD $9.4 billion (approximately £5.5 billion) and CAD$10.9 billion in damages (approximately £6.3 billion) in respect of ETS. No trial date has been set.

Newfoundland and Labrador	Tobacco Health Care Costs Recovery Act 2001	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province began its document production in March 2018. Damages have not been quantified by the province. No trial date has been set.

Saskatchewan	Tobacco Damages and Health Care Costs Recovery Act 2007	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province has delivered a test shipment of documents. Damages have not been quantified by the province. No trial date has been set.

Manitoba	Tobacco Damages Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production commenced. Damages have not been quantified by the province. No trial date has been set.

Alberta	Crown’s Right of Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province commenced its document production. The province has stated its claim to be worth CAD$10 billion (approximately £5.8 billion). No trial date has been set.

Quebec	Tobacco Related Damages and Health Care Costs Recovery Act 2009	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.

The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion (approximately £34.9 billion). No trial date has been set.

Prince Edward Island	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step was expected to be document production, which the parties deferred for the time being. Damages have not been quantified by the province. No trial date has been set.

Nova Scotia	Tobacco Health Care Costs Recovery Act 2005	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The province provided a test document production in March 2018. Damages have not been quantified by the province. No trial date has been set.

Closed Litigation Matters Explanatory
Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
West Virginia IPIC	USA	RJRT, Lorillard Tobacco and/or B&W	Personal injury case	Dismissed by court
Breathe DC	USA	RJRT, RAI, SFNTC	Class action	Settlement reached
Corwin	USA	RJRT, BAT	Class action shareholder case	Supreme Court decision
Sao Paulo Recoupment Claim	Brazil	Souza Cruz S.A.	Class action	Plaintiff appeal denied by Superior Court of Justice

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases

The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2019 £m	2018 £m

Service contracts

Within one year	15	20

Between one and five years	20	17

Beyond five years	–	–

	35	37